Convertible Preferred Stock	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Convertible Preferred Stock

9. Convertible Preferred Stock

The authorized shares of convertible preferred stock as of December 31, 2015 and 2014, are as follows:

Shares Authorized
Undesignated shares	9,528,487
Series H	9,799,474
Series G2	19,602,523
Series G1	6,041,936
Series F	11,360,675
Series E	10,957,445
Series D	10,770,911
Series C	6,856,302
Series B	3,331,247
Series A	1,751,000

Total	90,000,000

As of December 31, 2015 and 2014, there were no shares of convertible preferred stock issued and outstanding.

On January 4, 2016, the Company filed its Tenth Amended and Restated Certificate of Incorporation, which removed all previous designations and authorized 100,000,000 undesignated shares of convertible preferred stock.